                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                    METLIFE INVESTORS USA SEPARATE ACCOUNT A


                                      AND


                    METLIFE INVESTORS USA INSURANCE COMPANY


                               SERIES L - 4 YEAR

                       (WITH OPTIONAL WITHDRAWAL BENEFIT)

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 28, 2014, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.


THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 28, 2014.


SAI-0414USAL-4III
                                       1

TABLE OF CONTENTS                          PAGE


COMPANY.................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
     Reduction or Elimination of the
     Withdrawal Charge..................     5
CALCULATION OF PERFORMANCE INFORMATION       5
     Total Return.......................     5
     Historical Unit Values.............     6
     Reporting Agencies.................     6
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     8
     Mortality and Expense Guarantee....     8
     Legal or Regulatory Restrictions
     on Transactions....................     8
ADDITIONAL FEDERAL TAX CONSIDERATIONS...     8
CONDENSED FINANCIAL INFORMATION.........    11
FINANCIAL STATEMENTS....................    19

COMPANY

MetLife Investors USA Insurance Company (MetLife Investors USA) is a stock life insurance company founded on September 13, 1960, and organized under the laws of the State of Delaware. Its principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. MetLife Investors USA is authorized to transact the business of life insurance, including annuities, and is currently licensed to do business in all states (except New York) and the District of Columbia. On October 11, 2006, MetLife Investors USA became a wholly-owned subsidiary of MetLife Insurance Company of Connecticut. We changed our name to MetLife Investors USA Insurance Company on January 8, 2001. On December 31, 2002, MetLife Investors USA became an indirect subsidiary of MetLife, Inc., a listed company on the New York Stock Exchange. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A, included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements of MetLife Investors USA Insurance Company and subsidiary (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unmodified opinion and includes an other matter paragraph related to the Company being a member of a controlled group). Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.




CUSTODIAN

MetLife Investors USA Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 1095 Avenue of the Americas, New York, NY 10036. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:

                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2013             $  456,083,088           $0
2012             $  689,121,186           $0
2011             $1,101,222,893           $0

Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2013 ranged from $370 to $19,654,296.* The amount of commissions paid to selected selling firms during 2013 ranged from $0 to $58,087,068. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2013 ranged from $1,696 to $77,741,364.*


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates First MetLife Investors Insurance Company, MetLife Investors Insurance Company and MetLife Insurance Company of Connecticut.


The following list sets forth the names of selling firms that received additional compensation in 2013 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products. The selling firms are listed in alphabetical order.


Ameriprise Financial Services, Inc.
BBVA Compass Investment Solutions, Inc.
Capital Investments Group, Inc.
CCO Investment Services Corp.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Financial Specialists LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.
Commonwealth Financial Network
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Essex National Securities, Inc.
Financial Network Investment Corporation
First Allied Securities, Inc.
First Tennessee Brokerage, Inc.
Founders Financial Securities, LLC
FSC Securities Corporation
H. D. Vest Investment Services, Inc.
ING Financial Partners, Inc.
Investacorp, Inc.
Investment Centers of America, Inc.
Investment Professionals, Inc.
J.J.B. Hilliard, W.L. Lyons, LLC
Janney Montgomery Scott, LLC
Key Investment Services LLC
Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation
Lincoln Investment Planning, Inc.
LPL Financial LLC
M&T Securities, Inc.
Merrill Lynch, Inc.
Morgan Stanley Smith Barney, LLC
Multi Financial Securities Corporation
National Planning Corporation
NEXT Financial Group
NFP Securities, Inc.
PFS Investments Inc.
Pioneer Funds Distributor, Inc.
PNC Investments LLC
PrimeVest Financial Services, Inc.
ProEquities, Inc.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
RBC Wealth Management
Royal Alliance Associates, Inc.
SII Investments, Inc.
Sammons Securities Company, LLC
Santander Securities, LLC.
Securities America, Inc.
Sigma Financial Corporation
Signator Investors, Inc.

Stifel, Nicolaus & Company, Incorporated
Transamerica Financial Advisors, Inc.
Triad Advisors, Inc.
UBS Financial Services, Inc.
U.S. Bancorp Investments, Inc.
United Planners' Financial Services of America
ValMark Securities, Inc.
Wall Street Financial Group, Inc.
Wells Fargo Advisors Financial Network, LLC
Wells Fargo Advisors, LLC
Woodbury Financial Services, Inc.


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee, withdrawal charges, or GWB rider charge. For purposes of calculating performance information, the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge, or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.


In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT - The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.


The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.


(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the Annuity Date will be used to determine the fixed annuity monthly payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.




ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.


CHANGES TO TAX RULES AND INTERPRETATIONS


Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.


We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% INVESTMENT TAX


The 3.8% investment tax applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:



   Capital Gains       Dividends        Other
------------------    -----------    ----------
        23.8%         43.4%          43.4%

The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.

QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.


TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


IRA

Established by an individual, or employer as part of an employer plan.

SIMPLE

Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR

Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may not use both the age 50 or older catch-up and the special one-time catch-up contribution in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A)

If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime. Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA


If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you elect to:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.


If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS


(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,000; catch-up contribution: $2,500

(3)   401(K): elective contribution: $17,500; catch-up contribution: $5,500

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $17,500; catch-up contribution:
      $5,500

(6)   457(B): elective contribution: $17,500; catch-up contribution: $5,500

Dollar limits are for 2014 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions not to exceed the greater of $52,000 or 25% of an employee's compensation for 2014.


FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION

The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2013. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.



                                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                   NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT           UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD          END OF PERIOD
                                                           ---------------  ---------------  --------------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       11.144541        11.459381        10,083,633.5335
=============                            ==== ==========       =========        =========        ===============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
   04/29/2013                             to  12/31/2013       11.188479        12.208182        14,007,204.7864
=============                            ==== ==========       =========        =========        ===============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
   04/29/2013                             to  12/31/2013       10.788349        12.206386        10,152,046.5943
=============                            ==== ==========       =========        =========        ===============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
   04/29/2013                             to  12/31/2013       10.666400        12.540809         2,230,623.5093
=============                            ==== ==========       =========        =========        ===============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
   04/29/2013                             to  12/31/2013       11.311897        11.975342         8,043,908.9825
=============                            ==== ==========       =========        =========        ===============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       11.930482        10.895034         9,884,369.0948
=============                            ==== ==========       =========        =========        ===============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.658319        11.081407        18,698,889.3335
=============                            ==== ==========       =========        =========        ===============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       23.513921        24.223673           374,993.3752
=============                            ==== ==========       =========        =========        ===============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       17.614014        16.203410           462,283.7035
=============                            ==== ==========       =========        =========        ===============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.086591        12.262580         1,586,516.1999
=============                            ==== ==========       =========        =========        ===============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       18.145275        21.023179           409,843.4811
=============                            ==== ==========       =========        =========        ===============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       22.814382        26.342855         1,298,819.1437
=============                            ==== ==========       =========        =========        ===============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        1.073336         1.045571        30,806,801.4275
=============                            ==== ==========       =========        =========        ===============

                                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       12.842943        15.064004          620,690.3331
=============                            ==== ==========      ==========       ==========       ===============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       19.085140        23.805318          507,743.9916
=============                            ==== ==========      ==========       ==========       ===============
CLEARBRIDGE AGGRESSIVE GROWTH II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
   04/29/2013                             to  12/31/2013      160.713552       191.509486           15,833.4546
=============                            ==== ==========      ==========       ==========       ===============
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       11.009975        10.444963        1,563,268.4273
=============                            ==== ==========      ==========       ==========       ===============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        1.114491         1.141470       21,322,662.5595
=============                            ==== ==========      ==========       ==========       ===============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       14.929565        16.363954          717,871.4781
=============                            ==== ==========      ==========       ==========       ===============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       26.676698        27.207186          734,781.9418
=============                            ==== ==========      ==========       ==========       ===============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       29.501255        33.910186          184,058.3487
=============                            ==== ==========      ==========       ==========       ===============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.935758        10.980504          401,987.8187
=============                            ==== ==========      ==========       ==========       ===============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        9.993377         9.922338        1,025,298.1450
=============                            ==== ==========      ==========       ==========       ===============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       11.179076        11.675982       17,275,942.6811
=============                            ==== ==========      ==========       ==========       ===============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        1.077631         1.123774        6,062,820.8958
=============                            ==== ==========      ==========       ==========       ===============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       11.206892        10.737520        1,357,994.8239
=============                            ==== ==========      ==========       ==========       ===============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       15.059608        16.423965          939,603.8766
=============                            ==== ==========      ==========       ==========       ===============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       15.710080        13.927562        2,679,828.3900
=============                            ==== ==========      ==========       ==========       ===============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       17.260657        16.501480        4,806,127.7176
=============                            ==== ==========      ==========       ==========       ===============

                                    1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
PIONEER FUND SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       19.951585        23.167563          41,679.1305
=============                            ==== ==========       =========        =========      ===============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
   04/29/2013                             to  12/31/2013       13.946168        13.618052         371,377.8814
=============                            ==== ==========       =========        =========      ===============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.854380        10.189740       2,062,186.4805
=============                            ==== ==========       =========        =========      ===============
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.214980        10.723087         141,516.0026
=============                            ==== ==========       =========        =========      ===============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        1.128764         1.151996      13,352,359.8428
=============                            ==== ==========       =========        =========      ===============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       13.285002        13.958021       4,695,865.5544
=============                            ==== ==========       =========        =========      ===============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       12.812723        13.886441       1,805,117.0508
=============                            ==== ==========       =========        =========      ===============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       58.282903        67.660933         441,732.6556
=============                            ==== ==========       =========        =========      ===============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       12.098753        14.580492       2,079,553.8032
=============                            ==== ==========       =========        =========      ===============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       19.352950        23.100870         739,136.7906
=============                            ==== ==========       =========        =========      ===============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        8.973971         9.821513       1,640,161.9752
=============                            ==== ==========       =========        =========      ===============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
   04/29/2013                             to  12/31/2013       15.873892        15.171972         348,228.1940
=============                            ==== ==========       =========        =========      ===============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        9.755671         9.638029       2,082,146.1292
=============                            ==== ==========       =========        =========      ===============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/29/2013                             to  12/31/2013       14.451154        16.898436       2,358,517.6104
=============                            ==== ==========       =========        =========      ===============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       14.489942        17.226997         248,518.9929
=============                            ==== ==========       =========        =========      ===============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       14.359486        17.844249       1,746,427.5370
=============                            ==== ==========       =========        =========      ===============

                                     1.80% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION       ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF         OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  -------------------
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       17.518173        20.498259          912,396.0918
=============                            ==== ==========       =========        =========       ===============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       17.571587        20.405601          197,149.0608
=============                            ==== ==========       =========        =========       ===============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
   04/29/2013                             to  12/31/2013       20.418079        23.710385          142,190.0915
=============                            ==== ==========       =========        =========       ===============
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       14.520814        16.829280        1,316,339.9780
=============                            ==== ==========       =========        =========       ===============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       17.811965        20.756199          453,547.5207
=============                            ==== ==========       =========        =========       ===============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
   04/29/2013                             to  12/31/2013       12.944217        14.266681          228,021.1864
=============                            ==== ==========       =========        =========       ===============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       15.760038        19.627813          389,608.0558
=============                            ==== ==========       =========        =========       ===============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
   04/29/2013                             to  12/31/2013       19.798449        24.293548          231,332.3913
=============                            ==== ==========       =========        =========       ===============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        6.807827         8.572970          900,566.6029
=============                            ==== ==========       =========        =========       ===============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       17.042961        16.587579          408,604.9913
=============                            ==== ==========       =========        =========       ===============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       13.157381        15.279383        2,745,364.2521
=============                            ==== ==========       =========        =========       ===============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       13.470115        14.747678       30,872,122.0232
=============                            ==== ==========       =========        =========       ===============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       13.396456        13.756466        7,828,570.0534
=============                            ==== ==========       =========        =========       ===============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       13.455381        15.296509       33,299,508.3852
=============                            ==== ==========       =========        =========       ===============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       13.583493        14.403353       17,147,795.3983
=============                            ==== ==========       =========        =========       ===============

                                    1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
MET INVESTORS SERIES TRUST
ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       11.133371        11.444039        353,857.9697
=============                            ==== ==========      ==========       ==========      ==============
AMERICAN FUNDS (Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
   04/29/2013                             to  12/31/2013       11.160444        12.173490      5,479,454.8590
=============                            ==== ==========      ==========       ==========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
   04/29/2013                             to  12/31/2013       10.761312        12.171696      2,115,270.3274
=============                            ==== ==========      ==========       ==========      ==============
AMERICAN FUNDS (Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
   04/29/2013                             to  12/31/2013       10.639665        12.505165        684,554.2635
=============                            ==== ==========      ==========       ==========      ==============
AMERICAN FUNDS (Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
   04/29/2013                             to  12/31/2013       11.283556        11.941314      2,160,608.9550
=============                            ==== ==========      ==========       ==========      ==============
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       11.918366        10.880300        444,089.8963
=============                            ==== ==========      ==========       ==========      ==============
BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.647636        11.066570        828,334.2350
=============                            ==== ==========      ==========       ==========      ==============
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       23.318715        24.014481        171,264.3456
=============                            ==== ==========      ==========       ==========      ==============
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       17.534911        16.125203        116,907.5551
=============                            ==== ==========      ==========       ==========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.030259        12.189990        397,926.1797
=============                            ==== ==========      ==========       ==========      ==============
GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       18.063789        20.921723        109,509.2878
=============                            ==== ==========      ==========       ==========      ==============
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       22.682886        26.182208        291,990.4142
=============                            ==== ==========      ==========       ==========      ==============
INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        1.072792         1.044689      2,699,962.1183
=============                            ==== ==========      ==========       ==========      ==============
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       12.791620        14.998753        181,859.2466
=============                            ==== ==========      ==========       ==========      ==============
INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       18.975100        23.660099        139,926.8485
=============                            ==== ==========      ==========       ==========      ==============
CLEARBRIDGE AGGRESSIVE GROWTH II SUB-ACCOUNT (CLASS B)
 (FORMERLY JANUS FORTY SUB-ACCOUNT (CLASS B))
   04/29/2013                             to  12/31/2013      158.231172       188.487955         10,429.1456
=============                            ==== ==========      ==========       ==========      ==============

                                    1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.982397        10.415288        344,985.8777
=============                            ==== ==========       =========        =========      ==============
JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        1.113927         1.140507      1,332,248.2536
=============                            ==== ==========       =========        =========      ==============
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       14.877337        16.301216        105,471.3474
=============                            ==== ==========       =========        =========      ==============
LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       26.527545        27.045951        172,091.8495
=============                            ==== ==========       =========        =========      ==============
INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
 (FORMERLY LORD ABBETT MID CAP VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       28.594032        32.856314         58,474.5437
=============                            ==== ==========       =========        =========      ==============
MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.919338        10.960322         68,516.6274
=============                            ==== ==========       =========        =========      ==============
MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        9.983346         9.909038        275,599.5831
=============                            ==== ==========       =========        =========      ==============
METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       11.167873        11.660351        740,576.9294
=============                            ==== ==========       =========        =========      ==============
METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        1.077368         1.123121        568,888.3985
=============                            ==== ==========       =========        =========      ==============
MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       11.167665        10.696331        459,275.4688
=============                            ==== ==========       =========        =========      ==============
MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       14.975511        16.326750        210,649.9065
=============                            ==== ==========       =========        =========      ==============
PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       15.631736        13.853433        842,255.5200
=============                            ==== ==========       =========        =========      ==============
PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       17.164293        16.403823      1,584,905.7695
=============                            ==== ==========       =========        =========      ==============
PIONEER FUND SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       19.760527        22.937983         20,663.3503
=============                            ==== ==========       =========        =========      ==============
PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS E)
   04/29/2013                             to  12/31/2013       13.912708        13.580801        128,479.0057
=============                            ==== ==========       =========        =========      ==============
PYRAMIS (Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.843503        10.176098         98,935.5833
=============                            ==== ==========       =========        =========      ==============

                                    1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT          UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD         END OF PERIOD
                                                           ---------------  ---------------  ------------------
PYRAMIS (Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       10.214840        10.719329           1,913.9628
=============                            ==== ==========       =========        =========       ==============
SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        1.128193         1.151025       1,003,820.2228
=============                            ==== ==========       =========        =========       ==============
SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       13.234715        13.900502       1,678,780.3957
=============                            ==== ==========       =========        =========       ==============
SSGA GROWTH ETF SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       12.764218        13.829212         265,006.6375
=============                            ==== ==========       =========        =========       ==============
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       57.956004        67.258778         106,100.8188
=============                            ==== ==========       =========        =========       ==============
T. ROWE PRICE MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       12.031103        14.494085         515,761.7297
=============                            ==== ==========       =========        =========       ==============
THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       19.246763        22.966386         160,529.4744
=============                            ==== ==========       =========        =========       ==============
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        8.951477         9.793596         572,850.4130
=============                            ==== ==========       =========        =========       ==============
BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
   04/29/2013                             to  12/31/2013       15.759389        15.057455         186,850.6952
=============                            ==== ==========       =========        =========       ==============
BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        9.701131         9.580917         588,291.5567
=============                            ==== ==========       =========        =========       ==============
DAVIS VENTURE VALUE SUB-ACCOUNT (CLASS E)
   04/29/2013                             to  12/31/2013       14.370394        16.798343         587,225.0780
=============                            ==== ==========       =========        =========       ==============
FRONTIER MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       14.424852        17.143839          53,906.5048
=============                            ==== ==========       =========        =========       ==============
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       14.280721        17.740395         464,972.6060
=============                            ==== ==========       =========        =========       ==============
MET/ARTISAN MID CAP VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       17.420296        20.376869         178,721.5379
=============                            ==== ==========       =========        =========       ==============
MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       17.532106        20.352900         110,829.6027
=============                            ==== ==========       =========        =========       ==============
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
   04/29/2013                             to  12/31/2013       20.287526        23.550851         116,932.7381
=============                            ==== ==========       =========        =========       ==============

                                    1.85% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                 NUMBER OF
                                                             ACCUMULATION     ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT    UNIT VALUE AT         UNITS
                                                             BEGINNING OF        END OF        OUTSTANDING AT
                                                                PERIOD           PERIOD        END OF PERIOD
                                                           ---------------  ---------------  -----------------
METLIFE STOCK INDEX SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       14.437119        16.726646        470,745.9142
=============                            ==== ==========       =========        =========      ==============
MFS (Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       17.680742        20.596349        110,282.3551
=============                            ==== ==========       =========        =========      ==============
MSCI EAFE (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
   04/29/2013                             to  12/31/2013       12.850805        14.158958        165,873.4006
=============                            ==== ==========       =========        =========      ==============
NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       15.669209        19.508126        111,473.5151
=============                            ==== ==========       =========        =========      ==============
RUSSELL 2000 (Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
   04/29/2013                             to  12/31/2013       19.655575        24.110120         99,941.2553
=============                            ==== ==========       =========        =========      ==============
T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013        6.769833         8.522256        305,195.9393
=============                            ==== ==========       =========        =========      ==============
WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       16.885985        16.429258        107,426.8695
=============                            ==== ==========       =========        =========      ==============
MET INVESTORS SERIES TRUST -  METLIFE ASSET ALLOCATION PROGRAM
METLIFE AGGRESSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       13.101637        15.209528        553,986.7993
=============                            ==== ==========       =========        =========      ==============
METLIFE BALANCED STRATEGY SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       13.413057        14.680262      6,436,376.3203
=============                            ==== ==========       =========        =========      ==============
METLIFE DEFENSIVE STRATEGY SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       13.339718        13.693588      1,481,131.1240
=============                            ==== ==========       =========        =========      ==============
METLIFE GROWTH STRATEGY SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       13.398378        15.226579      2,217,690.1765
=============                            ==== ==========       =========        =========      ==============
METLIFE MODERATE STRATEGY SUB-ACCOUNT (CLASS B)
   04/29/2013                             to  12/31/2013       13.525959        14.337516      3,003,169.9737
=============                            ==== ==========       =========        =========      ==============

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the financial statements of the Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.